Cost of materials (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Cost of Materials

Cost of materials consist of the following:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Raw materials and consumables used	14,492	13,007	7,736
Costs for services purchased	2,279	2,427	2,888
Total	16,771	15,434	10,624